Significant Events - Summary of Provision for Samarco Dam Failure (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Disclosure of other provisions [line items]
Current	$ 3,696	$ 2,810
Non-current	13,799	11,185
Samarco dam failure [member]
Disclosure of other provisions [line items]
At the beginning of the financial year	2,051	1,914
Movement in provisions	741	137
Utilised	(359)	(369)
Change in estimate - Samarco dam failure provision	842	916
Change in estimate - Samarco Germano dam decommissioning	(6)	37
Amortisation of discounting impacting net finance costs	85	93
Exchange translation	179	(540)
Current	1,206	896
Non-current	1,586	1,155
At the end of the financial year	2,792	2,051
Samarco dam failure provision	2,560	1,824
Samarco Germano dam decommissioning provision	$ 232	$ 227